Consolidated Statements of Operations and Comprehensive Income/ (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted (in Shares)	[1]	24,996,144	13,221,897	437,139
Continuing operations, diluted	[1]	$ (3.65)	$ (0.59)	$ (12.96)
Discontinued operations, diluted	[1]		$ 4.03	$ 0.04

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.